Subsequent Events (Details) - Subsequent Event [Member]												2 Months Ended
	Nov. 15, 2021 USD ($) $ / shares	Feb. 22, 2021 $ / shares shares	Feb. 05, 2021 USD ($) $ / shares shares	Feb. 01, 2021 $ / shares	Feb. 01, 2021 USD ($) $ / shares shares	Jan. 28, 2021 USD ($) $ / shares shares	Jan. 21, 2021 USD ($) $ / shares shares	Jan. 14, 2021 USD ($) $ / shares shares	Jan. 11, 2021 USD ($) $ / shares shares	Jan. 06, 2021 USD ($) $ / shares shares	Jan. 04, 2021 USD ($) $ / shares shares	Mar. 21, 2021 USD ($) $ / shares shares	Jan. 19, 2021 shares
Subsequent Events (Details) [Line Items]
Unit, Price per unit (in Dollars per share) | $ / shares	$ 1
Unit, Description	each Unit consisting of (a) one share of a newly formed Series D Convertible Preferred Stock, par value $0.01 per share (the “Series D Preferred Stock”), (b) one warrant (the “Series A Warrants”) to purchase 2.1 shares of the Company’s Common Stock, par value $0.01 per share (the “Common Stock”) at a purchase price of $0.50 per whole share of Common Stock, and (c) one warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”) to purchase 2.1 shares of Common Stock at a purchase price of $0.75 per whole share
Proceeds from Issuance or Sale of Equity | $	$ 3,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)													25,000,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)						7,285,062	6,449,610	4,319,378	4,463,507	3,505,964	4,123,750
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares						$ 0.01575	$ 0.0154	$ 0.01266	$ 0.01224	$ 0.01224	$ 0.012
Number of Individuals		4										45
Stock Issued During Period, Shares, New Issues (in Shares)												6,192,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares												$ 0.25
Stock Issued During Period, Value, New Issues | $												$ 1,548,000
Share Price, Description				The price was determined based on the prior day ten-day average closing price, less a 20% discount for the risk associated with restricted stock.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)		336,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares		$ 0.03
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares)		600,000
Minimum [Member]
Subsequent Events (Details) [Line Items]
Preferred Stock Offering | $	5,000,000
Maximum [Member]
Subsequent Events (Details) [Line Items]
Preferred Stock Offering | $	$ 6,000,000
Principal [Member]
Subsequent Events (Details) [Line Items]
Debt Conversion, Original Debt, Amount | $						$ 107,200	$ 93,000	$ 50,000	$ 50,000	$ 39,000	$ 45,000
Accrued Interest [Member]
Subsequent Events (Details) [Line Items]
Debt Conversion, Original Debt, Amount | $						$ 7,540	$ 6,324	$ 4,683	$ 4,633	$ 3,913	$ 4,485
Eagle Equities Note 7 [Member]
Subsequent Events (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)					1,184,148
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares				$ 0.24984	$ 0.24984
Debt Conversion, Original Debt, Amount | $					$ 200,200
Eagle Equities Note 8 [Member]
Subsequent Events (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)			639,593
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares			$ 0.23851
Debt Conversion, Original Debt, Amount | $			$ 114,400
Eagle Equities Note 9 [Member]
Subsequent Events (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)			605,177
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares			$ 0.24984
Debt Conversion, Original Debt, Amount | $			$ 114,400
Eagle Equities Note 10 [Member]
Subsequent Events (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)			1,095,131
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares			$ 0.23748
Debt Conversion, Original Debt, Amount | $			$ 200,200
Series A Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Conversion of Stock, Shares Converted (in Shares)		4,800
Stock Repurchased and Retired During Period, Shares (in Shares)		4,800